Summary of Significant Accounting Policies - Revenue recognition (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Revenue recognition
Maximum potential undiscounted future payments which the entity would be required to make under guarantee obligation	$ 5,713	¥ 39,773	¥ 26,433	¥ 16,782
Performance obligation		¥ 0	¥ 0